Investments - Summary of Financial Information for The Company's Equity Method Investees (Detail) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Net loss	$ 5,000	$ (5,162,251)	$ (8,008,646)			$ (16,700,633)		$ (22,511,785)
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Revenues				$ 2,106,300,000	$ 2,260,200,000		$ 3,083,800,000		$ 2,716,300,000	$ 1,912,900,000
Net loss				$ 46,500,000	$ (20,700,000)		$ 300,000		(11,100,000)	19,600,000
Equity Method Investee [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Revenues						185,300,000			86,000,000	84,600,000
Gross profit						35,100,000			26,500,000	32,000,000
Net loss						$ (39,000,000)			$ (46,100,000)	$ (62,600,000)